CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements Of Operations
REVENUES	$ 77,363		$ 136,328
Cost of goods sold	24,284		56,038
GROSS PROFIT	53,079		80,290
OPERATING EXPENSES:
General & administrative	81,159	$ 45,909	151,348	$ 46,048	$ 74,261	$ 33,112
Depreciation Expense	763		1,411		60
Bank service charge	148	$ 368	283	$ 368
Compensation expense	$ 458,250		477,000
Payroll Expense			$ 239		270,775
Non-cash contributed services		$ 7,500		$ 20,150	12,650	$ 40,525
Total Operating Expenses	$ 540,320	53,777	$ 630,281	66,566	357,746	73,637
LOSS BEFORE OTHER INCOME (EXPENSE)	(487,241)	$ (53,777)	(549,992)	$ (66,566)	(357,746)	$ (73,637)
OTHER INCOME (EXPENSE):
Gain on Derivative Liability	$ 42,742		$ 52,180		(11,851)
Gain on Forgiveness of debt		$ 75,971		$ 75,971	75,971	$ 19,826
Loss on Acquisition			$ (240,007,725)		(20,517,084)
Interest Expense	$ (472)		(782)	$ (2,550)	(106,175)	$ (10,235)
Finance charge	$ 1,364		(153)
Other income			21
Total Other Income (Expense)	$ 43,634	$ 75,971	(239,956,459)	$ 73,421	(20,559,139)	9,591
LOSS BEFORE INCOME TAXES	(443,607)	$ 22,561	(240,506,451)		$ (20,916,885)	$ (64,046)
TAX PROVISION	(800)		(800)
NET LOSS	(444,407)	$ 22,561	(240,507,251)	$ 6,855	$ (20,916,885)	$ (64,046)
Less: loss applicable to non-controlling interest in Federal Technology Agency, Inc.	(11,369)		(7,936)		2,621
Net loss after loss on non-controlling interest	$ (455,776)	$ 22,561	$ (240,515,187)	$ 6,855	$ (20,914,264)	$ (64,046)
BASIC AND DILUTED LOSS PER COMMON SHARE	$ (0.29)	$ 0.02	$ (155.78)	$ 0.01	$ (20.13)	$ (0.17)
Weighted-Average Common Shares Outstanding - Basic and Diluted	1,586,592	1,049,519	1,543,972	710,741	1,038,755	368,200